Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal tax rate	21.00%	34.00%
Deferred tax expense recorded related to remeasurement of net deferred tax assets		$ 545
Additional deferred tax effects on unrealized holding losses for available for sale securities		$ 333